S000088119 [Member] Investment Strategy - Morgan Stanley Pathway Large Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The market capitalization of the companies in large‑cap market indices and the Fund’s portfolio changes over time. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over‑the‑counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.
The Fund employs a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub‑adviser,” collectively, the “Sub‑advisers”) who are responsible for investing the assets of the Fund.